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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number: __________
       This Amendment (Check only one.):  [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Brookside Capital Investors II, L.P.*
Address:   111 Huntington Avenue
           Boston, MA 02199

Form 13F File Number: __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Domenic J. Ferrante
Title: Managing Director of Brookside Capital Management, LLC, the general partner of Brookside Capital Investors II, L.P., the general partner of Brookside Capital Trading Fund, L.P.
Phone:     (617) 516-2000

Signature, Place, and Date of Signing:

      /s/ Domenic J. Ferrante                Boston, MA            2/16/2010
     -------------------------------         --------------        ---------

* The report on Form 13F for the period ended December 31, 2009 for Brookside Capital Investors II, L.P. ("BCI-LP") is being filed by Brookside Capital Management, LLC, the general partner of BCI-LP, which is the general partner of Brookside Capital Trading Fund, L.P. (the "Fund"). On April 1, 2009, substantially all of the assets of Brookside Capital Partners Fund, L.P. were transferred to the Fund pursuant to an internal reorganization. Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name
     --------------------        -----------------------------------------
                                 Brookside Capital Trading Fund, L.P.

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     28-06625                    Brookside Capital Management, LLC